Capital Stock and Share Based Compensation Plans - Schedule of stock compensation costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation, net of tax	$ 9,747	$ 7,919	$ 7,605
Discontinued Operations
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation	215	468	646
Continuing Operations
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation	13,093	10,540	12,314
Restricted Stock Units (RSUs)
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation	$ 13,308	$ 11,008	$ 12,960